Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker: MXYKX
Investor Class Ticker: MXMGX
(the “Fund”)Supplement dated January 8, 2025, to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplementedEffective January 1, 2025, Donald J. Easley, CFA, and Ashley R. Woodruff, CFA, became portfolio managers of the Fund. Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the second to last paragraph of the “Principal Investment Strategies” section is revised to state the following:In pursuing its investment objective, the portfolio managers have the discretion to purchase securities that do not meet the Fund’s normal investment criteria. These special situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. The Fund may also invest up to 25% of its total assets in foreign securities.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, Management Risk in the “Principal Investment Risks” section is revised to state the following:Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower T Rowe Price Mid Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker: MXYKX
Investor Class Ticker: MXMGX
(the “Fund”)Supplement dated January 8, 2025, to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplementedEffective January 1, 2025, Donald J. Easley, CFA, and Ashley R. Woodruff, CFA, became portfolio managers of the Fund. Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the second to last paragraph of the “Principal Investment Strategies” section is revised to state the following:In pursuing its investment objective, the portfolio managers have the discretion to purchase securities that do not meet the Fund’s normal investment criteria. These special situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. The Fund may also invest up to 25% of its total assets in foreign securities.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, Management Risk in the “Principal Investment Risks” section is revised to state the following:Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the portfolio managers have the discretion to purchase securities that do not meet the Fund’s normal investment criteria. These special situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. The Fund may also invest up to 25% of its total assets in foreign securities.
Empower T Rowe Price Mid Cap Growth Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.